UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     2/13/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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



                                 TITLE OF          CUSIP       VALUE    SHARES   SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS                       (x$1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS       SOLE  SHARED NONE
-------------------------------------------------------------------- ---------------------------------------------------------------
ACORDA THERAPEUTICS INC          COM           00484M106         458    22,335         SH    SOLE      N/A      22,335
ALPHATEC HOLDINGS INC            COM           02081G102       1,147   488,129         SH    SOLE      N/A     488,129
ALTUS PHARMACEUTICALS INC        COM           02216N105         105   197,554         SH    SOLE      N/A     197,554
BIOMARIN PHARMACEUTICAL INC      COM           09061G101         720    40,459         SH    SOLE      N/A      40,459
CYPRESS BIOSCIENCES INC          COM PAR $.02  232674507       3,177   464,522         SH    SOLE      N/A     464,522
DECODE GENETICS INC              COM           243586104           9    47,242         SH    SOLE      N/A      47,242
DENDREON CORP                    COM           24823Q107       1,402   306,143         SH    SOLE      N/A     306,143
DENDREON CORP                    COM           24823Q107         280    61,100        PUT    SOLE      N/A      61,100
EMISPHERE TECHNOLOGIES INC       COM           291345106         222   280,713         SH    SOLE      N/A     280,713
FIRST TRUST ISE                  COM           33734J102         139    11,760         SH    SOLE      N/A      11,760
FOREST LABORATORIES INC          COM           345838106         399    15,653         SH    SOLE      N/A      15,653
INCYTE PHARMACEUTICALS INC       COM           45337C102         823   217,189         SH    SOLE      N/A     217,189
INSULET CORPORATION              COM           45784P101         172    22,332         SH    SOLE      N/A      22,332

                                                    13                   9,053


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total:         9,053
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE